REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2023
REDEEMABLE NONCONTROLLING INTEREST
Schedule of changes in redeemable noncontrolling interest

	Year Ended December 31,
(In thousands)	2023	2022	2021
Balance at beginning of year	$22,358	$23,457	$22,033
Share of CASI Wuxi net loss	(2,602)	(8,740)	(700)
Accretion of redeemable noncontrolling interest	3,281	9,497	1,512
Foreign currency translation adjustment	(621)	(1,856)	612
Redemption of Wuxi NCI	(22,416)	—	—
Balance at end of year	$—	$22,358	$23,457